Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,905,077	$ 2,662,306
Less accumulated amortization on:
Accumulated amortization of intangible assets	2,031,027	1,680,991
Less accumulated impairment on:
Intangible assets, net	874,050	981,315
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	175,649	162,575
Less accumulated amortization on:
Accumulated amortization of intangible assets	139,345	113,474
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,083,801	935,888
Less accumulated amortization on:
Accumulated amortization of intangible assets	823,006	664,536
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,599,386	1,524,623
Less accumulated amortization on:
Accumulated amortization of intangible assets	1,026,285	873,840
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	46,241	39,220
Less accumulated amortization on:
Accumulated amortization of intangible assets	$ 42,391	$ 29,141